Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,758	$ 599	$ 726
Accounts receivable	1,704	1,592	2,232
Prepaid expenses and other current assets	342	224	435
Total current assets	5,804	2,415	3,393
Property and equipment, net	89	86	105
Total assets	5,893	2,501	3,498
Current liabilities:
Accounts payable	3,196	2,588	2,590
Promissory Note	2,500
Deferred revenue, current	343	562	776
Current portion of long-term debt	1,555	1,555
Accrued and other current liabilities	2,443	2,648	1,967
Total current liabilities	10,249	8,118	7,203
Long-term debt, net of current portion	5,882	5,657	12,808
Total liabilities	16,131	13,775	20,011
Commitments and contingencies (Note 11)
Mezzanine Equity
Convertible Preferred Stock, $0.0001 par value; 879,122 shares and 1,561,892 shares authorized, at March 31, 2026 and December 31, 2025, respectively, 577,951 and 1,237,717 shares issued and outstanding as of March 31, 2025 and December 31, 2025, respectively	4,735	11,389
Stockholders’ deficit
Series preferred stock, $0.0001 par value; 149,120,878 shares and 148,438,108 shares authorized, at March 31, 2026 and December 31, 2025, respectively, 14,829,942 and 17,494,820 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	2	2	3
Common stock, $0.0001 par value; 250,000,000 and 250,000,000 shares authorized at March 31, 2026 and December 31, 2025, respectively; 21,074,608 and 13,896,400 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	2	1	1
Additional paid in capital	131,196	116,556	111,509
Accumulated other comprehensive income	(97)	(70)	44
Accumulated deficit	(146,076)	(139,152)	(128,070)
Total stockholders’ deficit	(14,973)	(22,663)	(16,513)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	5,893	2,501	3,498
Related Party [Member]
Current liabilities:
Related party loan	$ 212	$ 765	$ 1,870